Loans (Details) - Schedule of accretable yield, or income expected to be collected - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of accretable yield, or income expected to be collected [Abstract]
Balance at beginning of year	$ 447	$ 544
Accretion of income	(57)	(97)
Balance at end of year	$ 390	$ 447